UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21519
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Advantaged Global Dividend Income Fund (ETG) Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2012
Eaton Vance
Multi-Strategy All Market Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	19

Important Notices	20

Eaton Vance
Multi-Strategy All Market Fund
April 30, 2012
Performance1,2

Portfolio Managers Jeffrey A. Rawlins, CFA, Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

			Since
% Cumulative Total Returns	Inception Date	Six Months	Inception

Class A at NAV	10/31/2011	2.68%	2.68%
Class A with 4.75% Maximum Sales Charge	—	–2.21	–2.21
Class C at NAV	10/31/2011	2.31	2.31
Class C with 1% Maximum Sales Charge	—	1.31	1.31
Class I at NAV	10/31/2011	2.80	2.80

Barclays Capital U.S. Aggregate Index	10/31/2011	2.44%	2.44%
MSCI All Country World Index	10/31/2011	7.07	7.07

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

	1.35%	2.10%	1.10%
Fund Profile 4

Portfolio Allocation (% of total investments)

International Income Portfolio amount is less than 0.005% of portfolio allocation.
Fund Weightings (% of net assets)5

Absolute Return Strategies	45.1%
Global Macro Portfolio	7.8
Global Macro Absolute Return Advantage Portfolio	17.7
Parametric Structured Absolute Return Portfolio	14.8
Option Absolute Return Strategy*	4.8

Income Strategies	50.2
Government Obligations Portfolio	4.9
Floating Rate Portfolio	20.1
Boston Income Portfolio	25.2

Equity Strategies	0.0

Other	-0.1
Equity Options*	-0.1

Cash & Cash Equivalents*	9.1
*Held in MSAM Completion Portfolio.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Multi-Strategy All Market Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[5]	Economic value is shown for derivatives holdings and, thus, total will not add to 100%. If applicable, Hedged Equity represents a combination of a long position in Large-Cap Core Research Portfolio and a short position in S&P 500 Index futures contracts that are held in completion portfolio. If applicable, CMBS refers to commercial mortgage-backed securities and ABS refers to asset-backed securities.
        Fund profile subject to change due to active management.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 109.0%

Security	Shares	Value

Aerospace & Defense — 1.4%

Honeywell International, Inc.(1)	170,000	$10,312,200
United Technologies Corp.(1)	75,000	6,123,000

		$16,435,200

Automobiles — 1.3%

Ford Motor Co.(1)	1,300,000	$14,664,000

		$14,664,000

Beverages — 2.3%

Anheuser-Busch InBev NV(1)	360,000	$25,947,174

		$25,947,174

Capital Markets — 0.6%

Deutsche Bank AG(1)	150,000	$6,508,500

		$6,508,500

Chemicals — 4.1%

Air Products and Chemicals, Inc.(1)	100,000	$8,549,000
BASF SE(1)	220,000	18,113,283
LyondellBasell Industries NV, Class A(1)	235,000	9,818,300
PPG Industries, Inc.(1)	95,000	9,997,800

		$46,478,383

Commercial Banks — 6.6%

DNB ASA(1)	600,000	$6,467,042
Skandinaviska Enskilda Banken AB, Class A(1)	1,750,000	11,790,752
Svenska Handelsbanken AB(1)	375,000	12,138,130
Swedbank AB, Class A(1)	725,000	11,968,021
Wells Fargo & Co.(1)	985,461	32,943,961

		$75,307,906

Communications Equipment — 2.5%

QUALCOMM, Inc.(1)	445,000	$28,408,800

		$28,408,800

Computers & Peripherals — 1.4%

Apple, Inc.(1)(2)	28,000	$16,358,720

		$16,358,720

Construction & Engineering — 0.6%

Vinci SA(1)	150,000	$6,957,064

		$6,957,064

Diversified Financial Services — 5.6%

Citigroup, Inc.(1)	400,000	$13,216,000
Deutsche Boerse AG(1)	390,000	24,487,664
JPMorgan Chase & Co.(1)	603,000	25,916,940

		$63,620,604

Diversified Telecommunication Services — 9.2%

BT Group PLC(1)	4,423,881	$15,131,647
Koninklijke KPN NV(1)	2,515,000	22,579,364
Tele2 AB, Class B(1)	1,280,000	24,349,588
TeliaSonera AB(1)	3,750,000	24,975,070
Vivendi SA(1)	1,000,000	18,496,548

		$105,532,217

Electric Utilities — 3.6%

E.ON AG(1)	400,000	$9,056,715
Edison International(1)	350,000	15,403,500
Fortum Oyj(1)	791,000	17,014,036

		$41,474,251

Electrical Equipment — 1.2%

ABB, Ltd.(1)(2)	740,000	$13,484,934

		$13,484,934

Food & Staples Retailing — 0.1%

Casino Guichard-Perrachon SA(2)	9,085	$892,592

		$892,592

Food Products — 1.9%

Nestle SA(1)	360,000	$22,064,131

		$22,064,131

Health Care Providers & Services — 4.3%

Fresenius Medical Care AG & Co. KGaA(1)	360,000	$25,564,263
UnitedHealth Group, Inc.(1)	425,000	23,863,750

		$49,428,013

Hotels, Restaurants & Leisure — 4.5%

Carnival Corp.(1)	450,000	$14,620,500
McDonald’s Corp.(1)	381,000	37,128,450

		$51,748,950

Industrial Conglomerates — 1.0%

Orkla ASA(1)	1,600,000	$11,751,216

		$11,751,216

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 11.4%

Aflac, Inc.(1)	350,000	$15,764,000
MetLife, Inc.(1)	750,000	27,022,500
Old Mutual PLC(1)	6,125,000	14,705,354
Prudential Financial, Inc.(1)	470,000	28,453,800
Resolution, Ltd.(1)	1,500,000	5,449,053
Swiss Reinsurance Co., Ltd.(1)(2)	240,000	15,070,332
Zurich Insurance Group AG(1)(2)	95,000	23,275,260

		$129,740,299

IT Services — 2.9%

International Business Machines Corp.(1)	160,000	$33,132,800

		$33,132,800

Machinery — 3.0%

Deere & Co.(1)	275,000	$22,649,000
PACCAR, Inc.(1)	270,000	11,599,200

		$34,248,200

Media — 1.1%

Walt Disney Co. (The)(1)	300,000	$12,933,000

		$12,933,000

Metals & Mining — 0.9%

Freeport-McMoRan Copper & Gold, Inc.(1)	275,000	$10,532,500

		$10,532,500

Multi-Utilities — 4.0%

National Grid PLC(1)	500,000	$5,399,264
RWE AG(1)	360,000	15,475,319
Sempra Energy(1)	215,000	13,919,100
Veolia Environnement(1)	780,000	11,420,507

		$46,214,190

Oil, Gas & Consumable Fuels — 9.1%

Chevron Corp.(1)	345,000	$36,763,200
ConocoPhillips(1)	235,000	16,833,050
ENI SpA(1)	740,000	16,442,658
Marathon Oil Corp.(1)	400,000	11,736,000
Statoil ASA(1)	600,000	16,099,424
Total SA(1)	125,000	6,000,450

		$103,874,782

Pharmaceuticals — 5.3%

Johnson & Johnson(1)	200,000	$13,018,000
Pfizer, Inc.(1)	835,000	19,146,550
Sanofi SA(1)	375,000	28,643,177

		$60,807,727

Real Estate Investment Trusts (REITs) — 2.6%

AvalonBay Communities, Inc.(1)	206,322	$29,999,219

		$29,999,219

Road & Rail — 2.0%

Union Pacific Corp.(1)	208,000	$23,387,520

		$23,387,520

Semiconductors & Semiconductor Equipment — 3.5%

Intel Corp.(1)	900,000	$25,560,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	908,343	14,151,984

		$39,711,984

Software — 3.6%

Microsoft Corp.(1)	900,000	$28,818,000
Oracle Corp.(1)	400,000	11,756,000

		$40,574,000

Specialty Retail — 2.6%

Hennes & Mauritz AB, Class B(1)(2)	645,000	$22,116,156
Kingfisher PLC(1)	1,500,000	7,073,935

		$29,190,091

Tobacco — 2.6%

British American Tobacco PLC(1)	312,000	$16,002,324
Philip Morris International, Inc.(1)	150,000	13,426,500

		$29,428,824

Water Utilities — 1.1%

United Utilities Group PLC(1)	1,250,000	$12,542,563

		$12,542,563

Wireless Telecommunication Services — 1.1%

Millicom International Cellular SA SDR(1)	120,000	$12,700,891

		$12,700,891

Total Common Stocks
(identified cost $1,052,773,243)		$1,246,081,245

Preferred Stocks — 20.7%

Security	Shares	Value

Capital Markets — 0.4%

Charles Schwab Corp. (The), 7.00%(3)	3,715	$4,046,609

		$4,046,609

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks — 9.8%

Abbey National Capital Trust I, 8.963%(3)	5,378	$5,592,457
Bank of America Corp., 8.125%(3)	6,053	6,506,462
Barclays Bank PLC, 7.10%	172,631	4,270,891
BNP Paribas, 7.195%(3)(4)	48.05	4,301,352
Countrywide Capital V, 7.00%	71,000	1,691,220
Deutsche Bank Contingent Capital Trust III, 7.60%	109,856	2,824,398
Farm Credit Bank of Texas, Series 1, 10.00%	5,718	6,804,420
First Niagara Financial Group, Inc., Series B, 8.625%(3)	167,620	4,750,351
First Republic Bank, Series A, 6.70%	119,600	3,104,816
HSBC Capital Funding LP, 10.176%(3)(4)	2,517	3,382,647
JPMorgan Chase & Co., Series 1, 7.90%(3)	14,752	16,222,220
KeyCorp, Series A, 7.75%	58,635	6,526,662
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	14,850	0
Lloyds Banking Group PLC, 6.267%(3)(4)	6,481	4,180,245
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	9,897	6,680,475
PNC Financial Services Group, Inc., Series O, 6.75%(3)	1,055	1,127,914
PNC Financial Services Group, Inc., Series P, 6.125%(3)	202,500	5,123,250
Royal Bank of Scotland Group PLC, 7.648%(3)	3,450	2,873,283
Royal Bank of Scotland Group PLC, Series F, 7.65%	57,778	1,332,361
Royal Bank of Scotland Group PLC, Series Q, 6.75%	17,600	306,592
Royal Bank of Scotland Group PLC, Series S, 6.60%	78,150	1,336,365
Standard Chartered PLC, 6.409%(3)(4)	31.97	2,998,666
Standard Chartered PLC, 7.014%(3)(4)	53.47	5,240,786
U.S. Bancorp, Series F, 6.50%(3)	137,214	3,731,054
Wells Fargo & Co., Series L, 7.50%	9,040	10,125,071
Zions Bancorporation, Series C, 9.50%	49,950	1,309,689

		$112,343,647

Consumer Finance — 0.7%

Ally Financial, Inc., Series A, 8.50%(3)	380,300	$8,557,701

		$8,557,701

Diversified Financial Services — 0.6%

Citigroup Capital XI, 6.00%	169,580	$4,108,923
RBS Capital Funding Trust VII, Series G, 6.08%	166,895	2,378,254

		$6,487,177

Electric Utilities — 1.6%

Entergy Arkansas, Inc., 6.45%	54,000	$1,360,125
Entergy Louisiana, LLC, 6.95%	3,675	370,716
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	121,000	3,124,522
Southern California Edison Co., Series C, 6.00%	10,307	1,032,955
Southern California Edison Co., Series D, 6.50%	48,760	5,113,705
Southern California Edison Co., Series E, 6.25%(3)	2,656	2,831,356
Virginia Electric and Power Co., 6.12%	47	4,888,394

		$18,721,773

Food Products — 0.9%

Dairy Farmers of America, 7.875%(4)	86,230	$8,577,195
Ocean Spray Cranberries, Inc., 6.25%(4)	12,750	1,145,109

		$9,722,304

Insurance — 4.3%

Aegon NV, 6.375%	110,238	$2,601,617
Allianz SE, 8.375%	34,080	902,057
Arch Capital Group, Ltd., Series A, 8.00%	41,985	1,048,785
Arch Capital Group, Ltd., Series C, 6.75%	199,000	5,124,748
Aspen Insurance Holdings, Ltd., 7.25%	95,970	2,395,411
Aspen Insurance Holdings, Ltd., 7.401%(3)	47,350	1,203,637
AXA SA, 6.379%(3)(4)	2,752	2,281,679
Axis Capital Holdings, Ltd., Series C, 6.875%	178,060	4,620,657
Endurance Specialty Holdings, Ltd., Series B, 7.50%	197,675	5,194,899
Montpelier Re Holdings, Ltd., 8.875%	385,446	10,445,587
PartnerRe, Ltd., Series E, 7.25%	167,646	4,449,325
Prudential PLC, 6.50%	6,611	6,348,947
RenaissanceRe Holdings, Ltd., Series D, 6.60%	50,855	1,279,003
XLIT, Ltd., Series D, 3.586%(3)	1,935	1,359,458

		$49,255,810

Oil, Gas & Consumable Fuels — 0.3%

Nexen, Inc., 7.35%	123,200	$3,121,888

		$3,121,888

Real Estate Investment Trusts (REITs) — 1.7%

CapLease, Inc., Series A, 8.125%	200,000	$5,000,000
Cedar Shopping Centers, Inc., Series A, 8.875%	123,300	3,150,315
DDR Corp., Series H, 7.375%	115,250	2,889,318
DDR Corp., Series I, 7.50%	117,000	2,939,040
Regency Centers Corp., Series 6, 6.625%	81,140	2,073,127
Sunstone Hotel Investors, Inc., Series A, 8.00%	24,800	610,080
Sunstone Hotel Investors, Inc., Series D, 8.00%	129,500	3,221,312

		$19,883,192

Telecommunications — 0.2%

Centaur Funding Corp., 9.08%(4)	1,968	$2,337,000

		$2,337,000

Thrifts & Mortgage Finance — 0.2%

Elmira Savings Bank FSB (The), 8.998%(3)	2,545	$2,074,175

		$2,074,175

Total Preferred Stocks
(identified cost $243,799,964)		$236,551,276

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 6.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 1.3%

ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(4)(7)	$3,593	$3,233,700
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	1,050	1,088,504
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(7)	718	726,975
Citigroup Capital III, 7.625%, 12/1/36	2,515	2,627,602
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	5,653	5,946,622
Mellon Capital IV, 6.244% to 6/20/12, 6/29/49(7)	1,238	1,043,015
SunTrust Preferred Capital I, 4.00%, 6/29/49(3)	400	288,140

		$14,954,558

Diversified Financial Services — 1.2%

GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	$4,068	$4,169,700
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	1,600	1,480,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(7)	7,240	5,538,600
ZFS Finance USA Trust V, 6.50% to 5/9/17, 5/9/37, 5/9/67(4)(7)(8)	2,485	2,435,300

		$13,623,600

Electric Utilities — 0.9%

Energisa SA, 9.50%, 1/29/49(4)	$2,300	$2,392,000
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	8,600	8,522,772

		$10,914,772

Insurance — 1.9%

Allstate Corp. (The), 6.125% to 5/15/17, 5/15/37, 5/15/67(7)(8)	$830	$816,513
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	5,460	7,616,700
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(4)(7)	2,115	1,855,925
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(7)	1,513	1,386,613
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(4)(7)	4,758	4,378,711
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	6,821	5,712,587

		$21,767,049

Pipelines — 0.9%

Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$2,920	$2,941,646
Southern Union Co., 3.564%, 11/1/66(3)	8,685	7,371,394

		$10,313,040

Total Corporate Bonds & Notes
(identified cost $69,831,022)		$71,573,019

Total Investments — 135.9%
(identified cost $1,366,404,229)		$1,554,205,540

Other Assets, Less Liabilities — (35.9)%		$(410,977,862)

Net Assets — 100.0%		$1,143,227,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
SDR	- Swedish Depositary Receipt

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $69,381,129 or 6.1% of the Fund’s net assets.

(5)	Defaulted security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value

United States	57.2%	$889,629,075
Sweden	7.7	120,038,608
Germany	6.5	100,107,801
United Kingdom	5.8	90,230,824
France	5.2	80,638,639
Switzerland	5.0	78,273,368
Bermuda	2.3	35,762,052
Norway	2.2	34,317,682
Netherlands	2.1	32,397,664
Belgium	1.7	25,947,174
Finland	1.1	17,014,036
Italy	1.1	16,442,658
Taiwan	0.9	14,151,984
Cayman Islands	0.6	9,409,045
Brazil	0.2	3,480,504
Australia	0.2	3,242,538
Canada	0.2	3,121,888
Iceland	0.0	0

Total Investments	100.0%	$1,554,205,540

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $1,366,404,229)	$1,554,205,540
Cash	459,350
Foreign currency, at value (identified cost, $4,587,950)	4,632,899
Dividends and interest receivable	7,212,490
Interest receivable from affiliated investment	435
Tax reclaims receivable	4,012,060

Total assets	$1,570,522,774

Liabilities

Notes payable	$425,000,000
Payable for investments purchased	891,498
Payable to affiliates:
Investment adviser fee	1,091,568
Trustees’ fees	5,085
Accrued expenses	306,945

Total liabilities	$427,295,096

Net assets	$1,143,227,678

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 76,300,214 shares issued and outstanding	$763,002
Additional paid-in capital	1,447,517,855
Accumulated net realized loss	(494,464,869)
Accumulated undistributed net investment income	1,318,930
Net unrealized appreciation	188,092,760

Net assets	$1,143,227,678

Net Asset Value ($1,143,227,678 ÷ 76,300,214 common shares issued and outstanding)	$14.98

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $2,887,718)	$46,508,696
Interest	2,660,601
Interest income allocated from affiliated investment	11,104
Expenses allocated from affiliated investment	(1,733)

Total investment income	$49,178,668

Expenses

Investment adviser fee	$6,484,041
Trustees’ fees and expenses	31,386
Custodian fee	225,670
Transfer and dividend disbursing agent fees	10,084
Legal and accounting services	196,469
Printing and postage	138,621
Interest expense and fees	2,708,662
Miscellaneous	70,396

Total expenses	$9,865,329

Deduct —
Reduction of investment adviser fee	$183,171
Reduction of custodian fee	16

Total expense reductions	$183,187

Net expenses	$9,682,142

Net investment income	$39,496,526

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$61,258,419
Investment transactions allocated from affiliated investment	284
Foreign currency transactions	(229,119)

Net realized gain	$61,029,584

Change in unrealized appreciation (depreciation) —
Investments	$(7,509,055)
Foreign currency	(7,490)

Net change in unrealized appreciation (depreciation)	$(7,516,545)

Net realized and unrealized gain	$53,513,039

Net increase in net assets from operations	$93,009,565

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$39,496,526	$101,738,004
Net realized gain from investment and foreign currency transactions	61,029,584	81,036,832
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(7,516,545)	(147,536,591)

Net increase in net assets from operations	$93,009,565	$35,238,245

Distributions to shareholders —
From net investment income	$(46,924,632)	$(93,849,263)

Total distributions	$(46,924,632)	$(93,849,263)

Net increase (decrease) in net assets	$46,084,933	$(58,611,018)

Net Assets

At beginning of period	$1,097,142,745	$1,155,753,763

At end of period	$1,143,227,678	$1,097,142,745

Accumulated undistributed net investment income included in net assets

At end of period	$1,318,930	$8,747,036

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2012

Net increase in net assets from operations	$93,009,565
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(840,879,564)
Investments sold	823,507,738
Decrease in short-term investments, net	11,352,616
Net amortization/accretion of premium (discount)	27,429
Increase in dividends and interest receivable	(4,529,149)
Decrease in interest receivable from affiliated investment	1,020
Decrease in receivable for investments sold	34,184,410
Increase in tax reclaims receivable	(142,097)
Decrease in payable for investments purchased	(15,072,350)
Increase in payable to affiliate for investment adviser fee	91,488
Increase in payable to affiliate for Trustees’ fees	877
Increase in accrued expenses	4,517
Net change in unrealized (appreciation) depreciation from investments	7,509,055
Net realized gain from investments	(61,258,419)

Net cash provided by operating activities	$47,807,136

Cash Flows From Financing Activities

Distributions paid, net of reinvestments	$(46,924,632)

Net cash used in financing activities	$(46,924,632)

Net increase in cash*	$882,504

Cash at beginning of period(1)	$4,209,745

Cash at end of period(1)	$5,092,249

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$2,706,943

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $44,949.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$14.380		$15.150	$13.890	$14.340	$31.370	$26.210

Income (Loss) From Operations

Net investment income(1)	$0.518		$1.333	$1.242	$1.114	$2.320	$2.102
Net realized and unrealized gain (loss)	0.697		(0.873)	1.248	(0.108)	(17.421)	5.158
Distributions to preferred shareholders
From net investment income	—		—	—	—	(0.203)	(0.468)

Total income (loss) from operations	$1.215		$0.460	$2.490	$1.006	$(15.304)	$6.792

Less Distributions to Common Shareholders

From net investment income	$(0.615)		$(1.230)	$(1.230)	$(1.456)	$(1.726)	$(1.632)

Total distributions to common shareholders	$(0.615)		$(1.230)	$(1.230)	$(1.456)	$(1.726)	$(1.632)

Net asset value — End of period (Common shares)	$14.980		$14.380	$15.150	$13.890	$14.340	$31.370

Market value — End of period (Common shares)	$14.460		$13.340	$14.340	$12.550	$12.300	$28.300

Total Investment Return on Net Asset Value(2)	9.01	%(3)	3.45%	19.46%	11.37%	(50.33)%	27.22%

Total Investment Return on Market Value(2)	13.43	%(3)	1.39%	25.06%	17.40%	(52.78)%	21.83%

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$1,143,228		$1,097,143	$1,155,754	$1,059,505	$1,093,466	$2,392,750
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.26	%(6)	1.17%	1.10%	1.07%	1.03%	1.04%
Interest and fee expense(7)	0.49	%(6)	0.38%	0.41%	0.87%	0.65%	—
Total expenses(5)	1.75	%(6)	1.55%	1.51%	1.94%	1.68%	1.04%
Net investment income	7.15	%(6)	8.69%	8.71%	9.06%	9.25%	7.30%
Portfolio Turnover	55	%(3)	95%	103%	87%	82%	35%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.92	%(6)	0.87%	0.84%	0.77%	0.75%	0.77%
Interest and fee expense(7)	0.35	%(6)	0.28%	0.31%	0.62%	0.47%	—
Total expenses(5)	1.27	%(6)	1.15%	1.15%	1.39%	1.22%	0.77%
Net investment income	5.17	%(6)	6.45%	6.63%	6.48%	6.70%	5.44%

Senior Securities:
Total notes payable outstanding (in 000’s)	$425,000		$425,000	$402,000	$339,000	$499,000	$—
Asset coverage per $1,000 of notes payable(8)	$3,690		$3,582	$3,875	$4,125	$3,191	$—
Total preferred shares outstanding	—	(9)	— (9)	— (9)	— (9)	— (9)	30,000
Asset coverage per preferred share(10)	$—	(9)	$— (9)	$— (9)	$— (9)	$— (9)	$104,767
Involuntary liquidation preference per preferred share(11)	$—	(9)	$— (9)	$— (9)	$— (9)	$— (9)	$25,000
Approximate market value per preferred share(11)	$—	(9)	$— (9)	$— (9)	$— (9)	$— (9)	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Interest and fee expense relates to the notes payable incurred to redeem the Fund’s preferred shares (see Note 7).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
(9)	The Fund’s preferred shares were fully redeemed during the year ended October 31, 2008.
(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(11)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Global Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $555,333,925 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($23,127,825), October 31, 2015 ($4,901,953), October 31, 2016 ($283,602,117), October 31, 2017 ($211,946,849) and October 31, 2018 ($31,755,181). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

K Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates as daily gross assets exceed $3 billion and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Fund’s investment adviser fee amounted to $6,484,041, or 0.85% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund’s average daily gross assets during the first five full years of the Fund’s operations, 0.15% of the Fund’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. Such reimbursement will be reduced by an amount, if any, by which the annual effective advisory fee rate is less than 0.85% of the Fund’s average daily gross assets. The Fund concluded its first eight full years of operations on January 30, 2012. Pursuant to this agreement, EVM waived $183,171 of its investment adviser fee for the six months ended April 30, 2012.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $840,879,564 and $823,507,738, respectively, for the six months ended April 30, 2012.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended April 30, 2012 and the year ended October 31, 2011.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,366,564,757

Gross unrealized appreciation	$242,780,398
Gross unrealized depreciation	(55,139,615)

Net unrealized appreciation	$187,640,783

7 Committed Facility Agreement

The Fund has entered into a Committed Facility Agreement, as amended (the Agreement) with a major financial institution that allows it to borrow up to $466 million over a rolling 180 calendar day period. Interest is charged at a rate above 3-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.55% per annum on the unused portion of the commitment. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At April 30, 2012, the Fund had borrowings outstanding under the Agreement of $425 million at an interest rate of 1.17%. The carrying amount of the borrowings at April 30, 2012 approximated its fair value. For the six months ended April 30, 2012, the average borrowings under the Agreement and the average interest rate (annualized) were $425 million and 1.23%, respectively.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$79,345,950	$29,190,091		$—	$108,536,041
Consumer Staples	39,373,674	38,959,047		—	78,332,721
Energy	65,332,250	38,542,532		—	103,874,782
Financials	179,824,920	125,351,608		—	305,176,528
Health Care	56,028,300	54,207,440		—	110,235,740
Industrials	87,555,854	18,708,280		—	106,264,134
Information Technology	158,186,304	—		—	158,186,304
Materials	38,897,600	18,113,283		—	57,010,883
Telecommunication Services	—	118,233,108		—	118,233,108
Utilities	29,322,600	70,908,404		—	100,231,004

Total Common Stocks	$733,867,452	$512,213,793	*	$—	$1,246,081,245

Preferred Stocks
Consumer Staples	$—	$9,722,304		$—	$9,722,304
Energy	3,121,888	—		—	3,121,888
Financials	101,163,819	101,484,492		0	202,648,311
Telecommunication Services	—	2,337,000		—	2,337,000
Utilities	—	18,721,773		—	18,721,773

Total Preferred Stocks	$104,285,707	$132,265,569		$0	$236,551,276

Corporate Bonds & Notes	$—	$71,573,019		$—	$71,573,019

Total	$838,153,159	$716,052,381		$0	$1,554,205,540

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended April 30, 2012 to require a reconciliation of Level 3 investments. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

10 Other Matters

In October 2011, the Fund received a demand letter from a law firm on behalf of a putative common shareholder who was a named plaintiff in a previously dismissed class action against the Fund. The demand letter alleged that Eaton Vance Management and the Trustees and officers of the Fund breached their fiduciary duty to the Fund in connection with redemption by the Fund of its auction preferred securities (“APS”) following the collapse of auction markets in February 2008. The letter demanded that the Board of Trustees of the Fund take certain action to remedy those alleged breaches. In December 2011, following a thorough investigation conducted by the independent Trustees of the Fund, the Board of Trustees of the Fund (including all of the independent Trustees) rejected the demands set forth in the demand letter. To date, a shareholder derivative action has not been filed.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Notice to Shareholders

In April 2012, the Board authorized the Fund to invest up to 10% of its net assets in exchange-traded funds (“ETFs”) that invest primarily in preferred stocks. ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Advantaged Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Global Dividend Income Fund

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Global Dividend Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2012, Fund records indicate that there are 200 registered shareholders and approximately 54,599 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETG.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2051-6/12	CE-TAGDISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President
Date: June 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 8, 2012

By:	/s/ Judith A. Saryan
Judith A. Saryan
President
Date: June 8, 2012